Note 10 - a) Financing, Long-term debt, Annual interest rates on long-term debt (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Foreign currency:
6% or less	$ 28,993	$ 21,900
Over 6% to 8%	7,198	6,285
Over 8% to 10%	1,200	1,219
Over 10% to 12%	33	33
Over 12%	359	97
Foreign Currency, Total	37,783	29,534
Local Currency:
6% or less	4,923	2,426
Over 6% to 8%	16,360	17,932
Over 8% to 10%	699	592
Over 10% to 12%	1,602	9,759
Over 12%	9,162	228
Local Currency, Total	32,746	30,937
Total	$ 70,529	$ 60,471